Document and Entity Information	May 09, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 09, 2022
Entity File Number	001-13425
Entity Registrant Name	Ritchie Bros. Auctioneers Incorporated
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	98-0626225
Entity Address, Address Line One	9500 Glenlyon Parkway
Entity Address, City or Town	Burnaby
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V5J0C6
Entity Address, Country	CA
City Area Code	778
Local Phone Number	331-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001046102
Amendment Flag	false
Common Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Common shares
Trading Symbol	RBA
Security Exchange Name	NYSE
Common Share Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Share Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE